Nature of Operations and Going Concern	6 Months Ended
Jun. 30, 2022
Nature of Operations and Going Concern [Abstract]
NATURE OF OPERATIONS AND GOING CONCERN

1. NATURE OF OPERATIONS AND GOING CONCERN

Mainz Biomed N.V. (the “Company”) is domiciled in the Netherlands. The Company’s registered office is at Keizersgracht 391A, EJ Amsterdam. The Company was formed to acquire the business of Mainz Biomed Germany GmbH (f/k/a PharmGenomics GmbH (“PharmaGenomics”, “PG”)). In September 2021, the Company completed such acquisition.

We develop in-vitro diagnostic (“IVD”) tests for clinical diagnostics in the area of human genetics, focusing in the areas of personalized medicine, led by our flagship ColoAlert™ product in European markets. We additionally operate a clinical diagnostic laboratory. We develop and distribute our IVD kits to third-party laboratories and through our on-line store.

Throughout these consolidated financial statements, Mainz Biomed N.V. and its wholly owned subsidiaries, Mainz Biomed USA, Inc. and Mainz Biomed GmbH (f/k/a PharmGenomics GmbH), are referred to, collectively and individually as “Mainz”, “Mainz Biomed”, or the “Company”.

Share Exchange

On August 3, 2021, the Company entered into a contribution agreement (the “Contribution Agreement”) between Mainz Biomed B.V. (“Mainz”), which was a private company with limited liability under Dutch law incorporated for the purpose of acquiring PharmGenomics. Under the Contribution Agreement, 100% of the shares of PharmGenomics were acquired in exchange for 6,000,000 shares of the Company. Upon the closing of the Contribution Agreement, PharmGenomics became a wholly owned subsidiary of the Company and the former shareholders of PharmGenomics held approximately 62% of the outstanding shares of the Company prior to the Company’s initial public offering. On September 20, 2021 PharmGenomics and the Company closed the Contribution Agreement. In November 2021, the Company completed its initial public offering of its ordinary shares on the Nasdaq Capital Market, selling 2,300,000 shares at $5.00 per share. Upon its IPO, Mainz Biomed B.V. became Mainz Biomed N.V.

Going Concern

The Company has recurring losses, accumulated deficit totaling $29,247,405 and negative cash flows used in operating activities of $6,456,904 as of and for the six months ended June 30, 2022. The Company has sufficient cash on hand, including from the ordinary share offering completed in January 2022, to cover its current liabilities and the estimated cash to be used in operations based for the next twelve months. As a result of the actions noted above, management believes that it will have sufficient working capital to meet its planned operating cash flow requirements.

These financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.

COVID-19 Impact

On March 11, 2020, the outbreak of the novel strain of coronavirus specifically identified as “COVID-19” was declared a pandemic by the World Health Organization. The outbreak has resulted in governments worldwide enacting emergency measures to combat the spread of the virus which in turn have caused material disruption to business globally. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions and the severity and frequency of new strains of the coronavirus. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods.